Fair Value Measurements - Nonrecurring Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets	$ (2,121,000)	$ (23,218,000)		$ (233,399,000)
Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure	1,400,000	80,000,000		810,200,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure		14,000,000
Carrying amount [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure	3,500,000	103,200,000		1,043,600,000
Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of Real Estate	2,100,000	23,200,000		233,400,000
2600 Michelson
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets		13,900,000	[1]
2600 Michelson | Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure		66,000,000
2600 Michelson | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets		13,900,000	[1]
San Diego Tech Center development rights and adjacent land parcel
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets		9,300,000	[2]
San Diego Tech Center development rights and adjacent land parcel | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of Real Estate		9,300,000	[2]
207 Goode, 17885 Von Karman and Pacific Arts Plaza [Member] | Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investment in real estate, fair value disclosure				242,400,000
207 Goode, 17885 Von Karman and Pacific Arts Plaza [Member] | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of long-lived assets				23,300,000
Two California Plaza, 3800 Chapman, 801 North Brand, 701 North Brand, 700 North Central and Brea Campus [Member] | Investments Impairment Charge [Member]
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Impairment of Real Estate				$ 210,100,000

[1]	We recorded a $13.9 million impairment charge and a $58.6 million gain on settlement of debt during 2011 upon disposition of 2600 Michelson.
[2]	During 2011, we recorded a $9.3 million impairment charge to reduce our investment in land held for development at San Diego Tech Center to its estimated fair value as of September 30, 2011.